Basic and Diluted Earnings Per Share Information	12 Months Ended
Feb. 28, 2025
Basic and Diluted Earnings Per Share Information [Abstract]
BASIC AND DILUTED EARNINGS PER SHARE INFORMATION

32. BASIC AND DILUTED EARNINGS PER SHARE INFORMATION

Basic and diluted earnings per share

The calculation of basic and diluted earnings per share has been based on the profit attributable to ordinary shareholders and the weighted average number of ordinary shares in issue.

	Year ended February 28/29
	2025	2024	2023
Basic earnings
Profit attributable to ordinary shareholder of Karooooo (ZAR ’000)	921,031	738,191	597,153

Weighted average number of ordinary shares issued	30,894,805	30,948,470	30,951,106

Basic and diluted earnings per share (ZAR)	29.81	23.85	19.29

Diluted earnings per share

There are no dilutive instruments and therefore diluted earnings per share is the same as basic earnings per share.